Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Nov. 27, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019
Temporary equity, shares outstanding	6,000,000	6,000,000	6,000,000	6,000,000				6,000,000
Unrecognized tax benefits		$ 0
Purchase of aggregate shares		15,000	55,000
SPRING VALLEY ACQUISITION CORP
Unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	0
Federal depository insurance coverage		$ 250,000
SPRING VALLEY ACQUISITION CORP | Class A Common Stock
Temporary equity, shares outstanding	23,000,000	23,000,000
SPRING VALLEY ACQUISITION CORP | Class A Common Stock | Private Placement Warrants
Purchase of aggregate shares	22,529,000	22,529,000
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Possible Redemption.
Temporary equity, shares outstanding		23,000,000	23,000,000			23,000,000	23,000,000
SPRING VALLEY ACQUISITION CORP | Class A Ordinary Shares Subject to Possible Redemption. | Initial Public Offering
Temporary equity, shares outstanding		23,000,000			23,000,000